Other intangible assets (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2024 INR (₨)
Wockhardt Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of branded generics business
Intangible assets material to entity	₨ 11,838
Mayne Pharma Group Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Portfolio of generic prescription products
Intangible assets material to entity	₨ 6,033
Novartis AG [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Cardiovascular brand Cidmus® in India
Intangible assets material to entity	₨ 4,386
UCB India Private Limited and affiliates [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of dermatology, respiratory and pediatric assets
Intangible assets material to entity	₨ 3,056
Teva and an affiliate of Allergan [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Various ANDAs
Intangible assets material to entity	₨ 2,054
Glenmark Pharmaceuticals Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select Anti-Allergy brands
Intangible assets material to entity	₨ 1,184